Scudder
Premium Money
Market Shares

Annual Report
December 31, 1997

Pure No-Load(TM) Funds

A pure no-load(TM) (no sales charges) mutual fund portfolio seeking to provide high money market income with preservation of capital and liquidity.

SCUDDER                    (logo)

                       Scudder Premium Money Market Shares

--------------------------------------------------------------------------------
Date of Inception: 7/7/97    Total Net Assets as of        Ticker Symbol:  SPMXX
                            12/31/97: $334.8 million
--------------------------------------------------------------------------------

o Scudder Premium Money Market Shares maintained its $1.00 share price and provided a total return of 2.62% for the period of slightly less than six months from their inception on July 7, 1997 through December 31, 1997.


o The Premium Shares' 30-day net annualized yield at the end of December 1997 was 5.32%.


o As inflation fears cooled and it became apparent that the Fed would maintain its hands-off policy on interest rates, we gradually extended the Shares' average maturity, before trimming back slightly toward year end.

                                Table of Contents

   3  Letter from the Fund's President    19  Report of Independent Accountants
   4  Portfolio Management Discussion     20  Tax Information
   7  Investment Portfolio                21  Stockholder Meeting Results
  10  Financial Statements                24  Officers and Directors
  13  Financial Highlights                25  Investment Products and Services
  16  Notes to Financial Statements       26  Scudder Solutions

                     2 - Scudder Premium Money Market Shares

                        Letter from the Fund's President

Dear Shareholders,

     We are pleased to present the initial annual report for Scudder Premium Money Market Shares, covering the abbreviated period from their inception on July 7, 1997 through December 31, 1997.

     The U.S. economy -- buoyed by moderate growth, strong employment, low inflation and healthy corporate profits -- continued to enjoy strong performance over the initial period of operations for Scudder Premium Money Market Shares. In fact, the U.S. economy can now lay claim to one of the longest expansions on record -- 6 1/2 years -- a growth trend which we believe shows no sign of ending soon.

     Although inflation remains under control, there is still a chance that the Federal Reserve Board could raise interest rates in the coming months, which would quickly affect market returns. This conclusion is based on the belief that the Federal Reserve Board could view the tight labor market as a potential inflation danger (unemployment levels are at a 25-year low) and that the economy's underlying strength may lead to even stronger growth.

     If such a scenario comes to pass, we believe you can rest assured that Scudder Premium Money Market Shares offers a safe haven from market volatility. The Shares seek to maintain a stable $1.00 share price -- no matter what the market conditions -- through investment in short-maturity and high-quality money market securities. In addition, their low expense structure is designed to increase returns for investors who are able to maintain a substantial account balance.

     Finally, as you may know, the Premium Shares' investment adviser has changed its name to Scudder Kemper Investments, Inc., from Scudder, Stevens & Clark, Inc., pursuant to the acquisition of a majority interest in Scudder, Stevens & Clark by Zurich Insurance Company, and the combining of Scudder's business with that of Zurich Kemper Investments, Inc. In addition, there is a new management team as of January 1, 1998, Frank J. Rachwalski, Jr. and John W. Stuebe. We are pleased that they are bringing their extensive knowledge and expertise to the Shares. We thank David Wines, the lead portfolio manager since the Shares' inception, and the other team members, for their past efforts.

     Thank you for choosing Scudder Premium Money Market Shares to help meet your investment needs. If you should have any questions regarding your investment, or any of the Scudder Funds, please do not hesitate to call Investor Relations at 1-800-225-2470, or visit our Web site at http://funds.scudder.com.

     Sincerely,

     /s/Daniel Pierce

     Daniel Pierce
     President,
     Scudder Premium Money Market Shares

                    3 - Scudder Premium Money Market Shares

                         Portfolio Management Discussion
Dear Shareholders,

Fueled by a near-perfect economic environment, the broader U.S. stock market continued its record run during Scudder Premium Money Market Shares' initial months of operation, experiencing only short-lived setbacks along the way.

Encouraged, too, by relatively stable rates and low inflation -- and undoubtedly heartened by the declining government budget deficit, which is currently at a 20-year low -- bonds ended the year with solid, though not stellar, performance.

The stock market's fresh gains -- which come on top of significant increases in 1995 and 1996 -- leave many investors wary of what might come next. Uncertainty in the bond market in the months ahead remains a given as well, as investors keep a close watch on inflation and the Federal Reserve Board's actions.

During this period of record growth -- and uncertainty in the fixed-income markets -- the Shares' investments in short-term, high-quality securities provided a balance to more aggressive stock and bond holdings. The Premium Shares maintained their $1.00 price throughout the period and were able to provide a positive total return of 2.62% for the period of nearly six months beginning with the Shares' July 7, 1997 inception and ending December 31, 1997. The Shares' 30-day net annualized yield at the end of December was 5.32%.

                           Average Maturity Gradually
                              Extended to Capture
                                  Higher Yields

During the course of the year, we kept a watchful eye on the Federal Reserve Board, in anticipation of further interest rate hikes. (The Fed raised the federal funds rate -- a key short-term interest rate -- in March, but left rates untouched for the remainder of the year.) As inflation fears cooled and it became apparent that the Fed would maintain its hands-off policy on rates, we gradually extended the Fund's average maturity.

Shorter maturities are generally sought for the stability and liquidity they can provide -- the primary goals of the Premium Shares. Yet, in a relatively stable interest rate environment, we seek out longer maturities which tend to offer higher yields in exchange for slightly higher risk. In contrast, when we expect rates to rise, we typically shorten the portfolio's average maturity, so that issues coming due can be reinvested at higher rates.

The Shares' average maturity hovered in the 75-85 day range for much of the period. We did, however, pull back slightly on the average maturity at year-end -- not for any economic reason, but rather to maintain liquidity. This, of course, was a seasonal consideration -- we anticipated heavier than normal cash flows out of the Shares as investors withdrew money for holiday shopping, tax payments or credit card bills.

                    4 - Scudder Premium Money Market Shares

                              A Flexible Portfolio

As always, the portfolio consists of a varied mix of high-quality money market instruments, including commercial paper, certificates of deposit issued by major banks, U.S. government securities and short-term obligations from highly rated companies.

The Shares continue to be significantly over-weighted in commercial paper because it tends to offer some of the highest money market yields available. Commercial paper also boosts stability by allowing us to lock in relatively attractive rates over a period of one to three months. At the end of December, commercial paper and Certificates of Deposit accounted for approximately 60% of the portfolio.

                              Uncertain Investment
                                  Climate Ahead

Looking ahead, we believe that interest rates are likely to remain flat, as the economy continues on its slow, steady, non-inflationary growth path. While this scenario is extremely positive for the long term, it is unlikely that 1998 will see a repeat of the last three years' outstanding stock market performance.

Consensus estimates call for a modest 2.5% growth in gross domestic product. The meltdown in many smaller Asian economies and growing problems in Japan may hold back growth in the U.S. to that level. Weaker markets for exports and competition from cheaper foreign goods sold in devalued currencies will likely provide a head wind in the near term. In fact, Southeast Asia's problems may reverberate throughout the world for some time, bringing volatility to both the stock and bond markets.

                    5 - Scudder Premium Money Market Shares

Another potential bump in the road to lower interest rates -- and continued bond market strength -- are growing problems among Japanese banks that may cause them to sell sizable amounts of their massive U.S.
bond portfolios.

In an uncertain investment climate such as this, the Premium Shares offer the safety and stability of short-term, high-quality money market instruments. We continue to believe in the value of owning a short-term investment vehicle, like the Premium Shares, as part of a well-diversified portfolio.

In the months ahead, the management team will continue to collect economic data and carefully monitor the investment climate as the Shares seek high current income consistent with preservation of capital and liquidity.

Sincerely,
Your Portfolio Management Team

/s/David B. Wines             /s/Debra A. Hanson

David B. Wines                Debra A. Hanson
Lead Portfolio Manager        Portfolio Manager


/s/K. Sue Cote

K. Sue Cote
Portfolio Manager


                              Scudder Premium Money
                                 Market Shares:
                          A Team Approach to Investing

  Scudder Premium Money Market Shares is managed by a team of Scudder Kemper Investments, Inc. (SKI) professionals who each play an important role in the management process. Team members work together to develop investment strategies and select securities for the Shares. They are supported by a large staff of economists, research analysts, traders, and other investment specialists who work in our offices across the United States and abroad. We believe our team approach benefits investors by bringing together many disciplines and leveraging SKI's extensive resources. Since the Shares' inception on July 7, 1997, the portfolio management team has consisted of the following individuals, who managed the Shares during the period covered in this report.

  David Wines, Lead Portfolio Manager, who joined SKI in 1996, focuses on overall investment strategy. Debra A. Hanson, Portfolio Manager, works on the development and execution of investment strategy. K. Sue Cote, Portfolio Manager, joined SKI in 1983 and has 13 years' experience working with short-term fixed-income investments.

                     6 - Scudder Premium Money Market Shares

                  Investment Portfolio as of December 31, 1997
                               Money Market Series

                                                                                             Principal              Value ($)
                                                                                            Amount ($)              (Note A)
------------------------------------------------------------------------------------------------------------------------------

Repurchase Agreements 21.6%
------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement with Donaldson, Lufkin & Jenrette dated 12/31/97 at 6.5%, to be repurchased at $100,036,111 on 1/2/98, collateralized by a $50,000,000 U.S. Treasury
  Note, 6.75%, 5/31/99 and a $48,878,000 U.S. Treasury Note, 6.25%, 3/31/99 .............    100,000,000           100,000,000

Repurchase Agreement with Salomon Brothers dated 12/31/97 at 6.7%, to be repurchased at $75,027,917 on 1/2/98, collateralized by $79,830,000 U.S. Treasury
  Bills, 10/15/98 .......................................................................     75,000,000            75,000,000

Repurchase Agreement with State Street Bank and Trust Company dated 12/31/97 at 6%, to be repurchased at $49,586,523 on 1/2/98, collateralized by a $39,610,000 U.S. Treasury
  Bond, 8.125%, 8/15/19 .................................................................     49,570,000            49,570,000

------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost $224,570,000)                                                                    224,570,000
------------------------------------------------------------------------------------------------------------------------------

Commercial Paper 42.0%
------------------------------------------------------------------------------------------------------------------------------
AVCO Financial, 1/14/98 .................................................................     10,000,000             9,980,139
American General Finance Corp., 5.812%, 3/18/98 .........................................     40,000,000            40,000,000
Associates Corp NA, 3/24/98 .............................................................     40,000,000            39,482,489
Bank of Montreal, 1/22/98 ...............................................................     30,000,000            29,903,663
Bank of Nova Scotia, 2/3/98 .............................................................     25,000,000            24,872,469
Bankers Trust, 5.97%, 8/28/98 ...........................................................     10,000,000             9,998,436
Barclay's Bank PLC BA, 2/9/98 ...........................................................      8,000,000             7,952,247
Bell Atlantic Financial Services, 1/27/98 ...............................................     40,000,000            39,831,000
Ciesco, L.P., 2/23/98 ...................................................................     20,000,000            19,833,639
Corporate Asset Fund, 1/14/98 ...........................................................     20,000,000            19,959,700
Dai Ichi Kangyo Bank, 1/27/98 ...........................................................     10,000,000             9,959,700
Dai Ichi Kangyo NY Bank, 1/28/98 ........................................................     19,000,000            18,919,060
FCAR Owner Trust I, 1/5/98 ..............................................................     20,000,000            19,987,511
Ford Credit Receivables, 1/27/98 ........................................................     10,000,000             9,960,206
Ford Motor Credit Co.,1/6/98 ............................................................     10,000,000             9,992,194
General Electric Capital Corp., 4/15/98 .................................................     20,000,000            19,673,556
General Electric Capital, 1/8/98 ........................................................     20,000,000            19,978,611
New Center Asset Trust, 2/18/98 .........................................................     10,000,000             9,924,000
New Center Asset Trust, 2/25/98 .........................................................     20,000,000            19,830,722
Prudential Funding, 3/26/98 .............................................................     20,000,000            19,741,933
Public Service Co. of Colorado, 1/15/98 .................................................      8,000,000             7,982,329
Republic of New York, 1/6/98 ............................................................     20,000,000            19,984,618

    The accompanying notes are an integral part of the financial statements.


                     7 - Scudder Premium Money Market Shares

                                                                                             Principal              Value ($)
                                                                                            Amount ($)              (Note A)
------------------------------------------------------------------------------------------------------------------------------

Royal Bank Canada,  2/11/98 .............................................................      8,900,000             8,844,150
------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (Cost $436,592,372)                                                                         436,592,372
------------------------------------------------------------------------------------------------------------------------------

Certificates of Deposit 22.4% ...........................................................
------------------------------------------------------------------------------------------------------------------------------
Bank of America, 5.95%, 10/22/98 ........................................................     10,000,000             9,996,151
Bank of Nova Scotia, 5.793%, 10/1/98 ....................................................     10,000,000             9,994,453
Bank of Nova Scotia, 5.715%, 10/30/98 ...................................................     10,000,000             9,991,384
Bankers Trust Company, 6.24%, 4/2/98 ....................................................      4,500,000             4,503,400
Banque National de Paris, 5.89%, 9/10/98 ................................................     15,000,000            14,999,537
Banque National de Paris, 5.9%, 10/21/98 ................................................     15,000,000            15,009,692
Canadian Imperial, 5.81%, 3/11/98 .......................................................     25,000,000            25,001,889
Daichi Kangyo Bank, 5.78%, 1/27/98 ......................................................     10,000,000            10,000,563
First National Bank of Boston, 5.61%, 1/5/98 ............................................     25,000,000            25,000,000
Lasalle National Bank, 5.91%, 8/12/98 ...................................................     10,000,000            10,001,169
Morgan Guaranty Trust Co., 5.87%, 8/6/98 ................................................     20,000,000            19,998,644
National Westminster Bank, 5.855%, 8/7/98 ...............................................     20,000,000            19,997,143
Societe Generale, 5.75%, 1/5/98 .........................................................     20,000,000            19,999,754
Societe Generale, 5.8%, 1/29/98 .........................................................     19,000,000            19,000,000
Societe Generale, 5.91%, 9/4/98 .........................................................     10,000,000             9,998,396
Sumitomo Bank Ltd., 5.63%, 1/8/98 .......................................................      9,000,000             9,000,017

------------------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit (Cost $232,492,192)                                                                  232,492,192
------------------------------------------------------------------------------------------------------------------------------

U. S. Government Agency Obligations 1.4%
------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assoc., 5.51%, 3/14/98*
  (Cost $14,981,673) ....................................................................     15,000,000            14,981,673

Short-Term Notes 12.6%
------------------------------------------------------------------------------------------------------------------------------
American Express Centurion Bank, 5.6419%, 1/24/98* ......................................     10,000,000            10,000,000
Bank of America NT&SA, 5.87%, 1/5/98 ....................................................     15,000,000            15,000,317
Bank One, Columbus, N.A., 5.50%, 1/6/98* ................................................     20,000,000            19,995,660
Bankers Trust Co. Medium Term Note, 5.71%, 1/1/98* ......................................     25,000,000            24,999,389
First National Bank of Maryland, 5.95%, 10/22/98 ........................................     14,850,000            14,857,587
IBM Credit Corp, 5.9%, 2/15/98 ..........................................................     10,000,000            10,022,812
Lockheed Martin Corp., 6.625%, 6/15/98 ..................................................      8,000,000             8,025,859

    The accompanying notes are an integral part of the financial statements.


                     8 - Scudder Premium Money Market Shares

                                                                                             Principal              Value ($)
                                                                                            Amount ($)              (Note A)
------------------------------------------------------------------------------------------------------------------------------

MMR Funding I, 5.18%, 1/1/98* ...........................................................      5,500,000             5,500,000
Student Loan Marketing Assoc., 5.619%, 1/6/98* ..........................................     22,400,000            22,398,187
------------------------------------------------------------------------------------------------------------------------------
Total Short-Term Notes (Cost $130,799,811)                                                                         130,799,811
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $1,039,436,048) (a)                                                   1,039,436,048
------------------------------------------------------------------------------------------------------------------------------

(a) Cost for federal income tax purposes is $1,039,436,048.
*   Floating rate security; date shown is next interest rate change.

    The accompanying notes are an integral part of the financial statements.


                     9 - Scudder Premium Money Market Shares

                              Financial Statements

                       Statement of Assets and Liabilities
                             as of December 31, 1997

Assets
------------------------------------------------------------------------------------------------------------------------------
                  Investments, at value (including repurchase agreements of
                  $224,570,000) (cost $1,039,436,048)....................................   $1,039,436,048
                  Cash ..................................................................          559,470
                  Receivable for Fund shares sold .......................................          397,856
                  Interest receivable ...................................................        6,032,437
                  Reimbursement due from Adviser ........................................           84,364
                  Other assets ..........................................................           44,566
                                                                                             ----------------
                  Total assets ..........................................................    1,046,554,741
Liabilities
-----------------------------------------------------------------------------------------------------------------------------

                  Dividends payable .....................................................        4,544,673
                  Accrued management fee ................................................          123,101
                  Other payables and accrued expenses ...................................          358,252
                                                                                             ----------------
                  Total liabilities .....................................................        5,026,026
                 -------------------------------------------------------------------------------------------------------------
                  Net assets, at value                                                      $1,041,528,715
                 -------------------------------------------------------------------------------------------------------------
Net Asset Value
-------------------------------------------------------------------------------------------------------------
                  Managed Shares:
                    Net assets applicable to shares outstanding .........................    $ 368,915,638
                    Shares outstanding of capital stock, $.001 par value, 800,000,000
                      shares authorized .................................................      368,915,638
                    Net Asset Value, offering and redemption price per share                         -----
                      (net assets / shares oustanding) ..................................            $1.00
                  Institutional Shares:                                                              -----
                    Net assets applicable to shares outstanding .........................    $ 337,824,146
                    Shares outstanding of capital stock, $.001 par value, 800,000,000
                      shares authorized .................................................      337,824,146
                    Net Asset Value, offering and redemption price per share                         -----
                      (net assets / shares oustanding) ..................................            $1.00
                  Premium Money Market Shares:                                                       -----
                    Net assets applicable to shares outstanding .........................    $ 334,788,931
                    Shares outstanding of capital stock, $.001 par value, 2,000,000,000
                      shares authorized .................................................      334,788,931
                    Net Asset Value, offering and redemption price per share                         -----
                      (net assets / shares oustanding) ..................................            $1.00
                                                                                                     -----

    The accompanying notes are an integral part of the financial statements.


                    10 - Scudder Premium Money Market Shares

                             Statement of Operations
                          year ended December 31, 1997

Investment Income
---------------------------------------------------------------------------------------------------------------------------------
                  Interest ..............................................................      $31,972,083
                                                                                             -----------------

                  Expenses:
                  Management fee ........................................................        1,676,376
                  Shareholders services .................................................          735,033
                  Directors' fees and expenses ..........................................           14,498
                  Custodian and accounting fees .........................................          145,605
                  Reports to shareholders ...............................................           47,389
                  Auditing ..............................................................           23,642
                  Legal .................................................................           73,167
                  Registration fees .....................................................           77,718
                  Other .................................................................           15,814
                                                                                             -----------------
                  Total expenses before reductions ......................................        2,809,242
                  Expense reductions ....................................................         (459,300)
                                                                                             -----------------
                  Expenses, net .........................................................        2,349,942
                 ---------------------------------------------------------------------------------------------
                  Net investment income                                                         29,622,141
                 ---------------------------------------------------------------------------------------------

                 ---------------------------------------------------------------------------------------------
                  Net increase in net assets resulting from operations                         $29,622,141
                 ---------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.


                    11 - Scudder Premium Money Market Shares

                       Statements of Changes in Net Assets

                                                                                                  Years Ended December 31,
Increase (Decrease) in Net Assets                                                                    1997             1996
------------------------------------------------------------------------------------------------------------------------------------
                  Operations:
                  Net investment income .................................................        $ 29,622,141     $ 18,268,673
                                                                                               ----------------  ---------------
                  Distributions to shareholders from:
                  Net investment income (Managed Shares) ................................         (16,811,273)     (18,268,673)
                                                                                               ----------------  ---------------
                  Net investment income (Institutional Shares) ..........................          (8,101,246)               --
                                                                                               ----------------  ---------------
                  Net investment income (Premium Money Market Shares) ...................          (4,709,622)               --
                                                                                               ----------------  ---------------
                  Fund share transactions:
                  Managed Shares:
                  Proceeds from shares sold .............................................       1,604,556,971    2,285,419,535
                  Net asset value of shares issued to shareholders in
                    reinvestment of distributions .......................................           7,105,515       10,791,498

                  Cost of shares redeemed ...............................................      (1,674,045,123)  (2,236,431,853)
                                                                                               ----------------  ---------------
                  Net increase (decrease) in net assets from Fund share
                    transactions ........................................................         (62,382,637)      59,779,180
                                                                                               ----------------  ---------------
                  Institutional Shares*:
                  Proceeds from shares sold .............................................         697,521,385               --
                  Net asset value of shares issued to shareholders in
                    reinvestment of distributions .......................................           1,796,954               --
                  Cost of shares redeemed ...............................................        (361,494,193)              --
                                                                                               ----------------  ---------------
                  Net increase (decrease) in net assets from Fund share
                  transactions ..........................................................         337,824,146               --
                                                                                               ----------------  ---------------
                  Premium Money Market Shares**:
                  Proceeds from shares sold .............................................         612,133,352               --
                  Net asset value of shares issued to shareholders in
                  reinvestment of distributions .........................................           2,900,558               --
                  Cost of shares redeemed ...............................................        (280,244,979)              --
                                                                                               ----------------  ---------------
                  Net increase in net assets from Fund share transactions ...............         334,788,931               --
                                                                                               ----------------  ---------------
                  Increase (decrease) in net assets .....................................         610,230,440       59,779,180
                  Net assets at beginning of period .....................................         431,298,275      371,519,095
                                                                                               ----------------  ---------------
                  Net assets at end of period ...........................................      $1,041,528,715     $431,298,275
                                                                                               ----------------  ---------------

* For the period August 4, 1997 (commencement of sale of Institutional Shares) to December 31, 1997.

** For the period July 7, 1997 (commencement of sale of Premium Money Market
   Shares) to December 31, 1997.

    The accompanying notes are an integral part of the financial statements.


                    12 - Scudder Premium Money Market Shares

                              Financial Highlights

The following table includes selected data for a share of the Managed Shares class outstanding throughout each period and other performance information derived from the financial statements.

Managed Shares*

                                                                    Years Ended December 31,
                                  1997     1996      1995      1994     1993      1992      1991     1990     1989    1988
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of    --------------------------------------------------------------------------------------------
   period ...................... $1.000  $1.000    $1.000    $1.000   $1.000    $1.000    $1.000   $1.000    $1.000  $1.000
                                 --------------------------------------------------------------------------------------------
Net investment income ..........   .051    .049      .054      .038     .028      .037      .059     .076      .086    .070
Distributions from net
   investment income ...........  (.051)  (.049)    (.054)    (.038)   (.028)    (.037)    (.059)   (.076)    (.086)  (.070)
                                 --------------------------------------------------------------------------------------------
Net asset value, end of period.. $1.000  $1.000    $1.000    $1.000   $1.000    $1.000    $1.000   $1.000    $1.000  $1.000
-----------------------------------------------------------------------------------------------------------------------------
Total Return (%) (a) ...........   5.21    4.97      5.57      3.86     2.81      3.74      6.07     7.92      8.93    7.21
Ratios and Supplemental Data
Net assets, end of period
   ($ millions) ................    369     431       372       367      324       305       347      385       331     389
Ratio of operating expenses,
   net to average daily net
   assets (%) ..................    .49     .55       .55       .55      .55       .55       .55      .67       .72     .65
Ratio of operating expenses
   before expense reductions to
   average daily net assets (%)..   .59     .62       .68       .68      .66       .64       .64      .70       .72     .65
Ratio of net investment income
   to average daily net
   assets (%) ...................  5.00    4.86      5.45      3.84     2.78      3.76      5.93     7.64      8.56    6.95

(a) Total returns are higher due to maintenance of the Fund's expenses for the years ended December 31, 1990 to December 31, 1997.

* Effective July 7, 1997, Scudder Money Market Series (formerly known as the Managed Cash Fund) was divided into three classes, of which Scudder Money Market Managed Shares is one. Shares of the Fund outstanding on such date were redesignated as the Managed Shares of the Fund. The data set forth above reflects the investment performance of the Fund prior to such redesignation.


                    13 - Scudder Premium Money Market Shares

The following table includes selected data for a share of the Institutional Shares class outstanding throughout the period and other performance information derived from the financial statements.

Institutional Shares

                                                                                           For the Period
                                                                                           August 4, 1997
                                                                                            (commencement
                                                                                             of sale of
                                                                                            Institutional
                                                                                             Shares) to
                                                                                          December 31, 1997
-------------------------------------------------------------------------------------------------------------
                                                                                          -------------------
Net asset value, beginning of period ....................................................      $1.000
                                                                                          -------------------
Net investment income ...................................................................        .022
Distributions from net investment income ................................................       (.022)
                                                                                          -------------------
Net asset value, end of period ..........................................................      $1.000
-------------------------------------------------------------------------------------------------------------
Total Return (%) (a) ....................................................................        2.25**
Ratios and Supplemental Data
Net assets, end of period ($ millions) ..................................................         338
Ratio of operating expenses, net to average daily net assets (%) ........................         .26*
Ratio of operating expenses before expense reductions, to average daily net
   assets (%) ...........................................................................         .31*
Ratio of net investment income to average daily net assets (%) ..........................        5.39*

(a) Total return is higher due to maintenance of the Fund's expenses.
*   Annualized
**  Not annualized

    The accompanying notes are an integral part of the financial statements.


                    14 - Scudder Premium Money Market Shares

The following table includes selected data for a share of the Premium Money Market Shares class outstanding throughout the period and other performance information derived from the financial statements.

Premium Money Market Shares

                                                                                           For the Period
                                                                                            July 7, 1997
                                                                                            (commencement
                                                                                             of sale of
                                                                                         Premium Shares) to
                                                                                          December 31, 1997
-------------------------------------------------------------------------------------------------------------
                                                                                          -------------------
Net asset value, beginning of period ....................................................      $1.000
                                                                                          -------------------
Net investment income ...................................................................        .026
Distributions from net investment income ................................................       (.026)
                                                                                          -------------------
Net asset value, end of period ..........................................................      $1.000
-------------------------------------------------------------------------------------------------------------

Total Return (%) (a) ....................................................................        2.62**
Ratios and Supplemental Data
Net assets, end of period ($ millions) ..................................................         335
Ratio of operating expenses, net to average daily net assets (%) ........................         .38*
Ratio of operating expenses before expense reductions, to average daily net
   assets (%) ...........................................................................         .43*
Ratio of net investment income to average daily net assets (%) ..........................        5.50*

(a) Total return is higher due to the maintenance of Fund expenses.
*  Annualized
** Not annualized


                    15 - Scudder Premium Money Market Shares

                          Notes to Financial Statements

                       A. Significant Accounting Policies

Scudder Fund, Inc. (the "Company") is an open-end diversified management investment company comprised of three diversified money market portfolios:
Scudder Money Market Series, Scudder Tax Free Money Market Series, and Scudder Government Money Market Series (collectively, the "Funds"). The Board of Directors of the Company has approved a multi-class system for each Fund effective July 7, 1997, such that Scudder Tax Free Money Market Series (formerly known as Managed Tax-Free Fund) and Scudder Government Money Market Series (formerly known as Managed Government Securities Fund) may offer two classes of shares, Institutional Class and Managed Class and Scudder Money Market Series (formerly known as Managed Cash Fund) may offer three classes of shares, Institutional Class, Managed Class and Premium Money Market Class.

Security Valuation. The Funds values its investments using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market.

Federal Income Taxes. The Company's policy is to qualify the Fund as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable and tax-exempt income, including any realized net capital gains, to shareholders. Therefore, no Federal income tax provision is required.

Dividends. Dividends from net investment income are declared each business day to shareholders of record that day for payment on the first business day of the following month.

Other. Investment transactions are recorded on trade dates. Interest income, including the accretion or amortization of discount or premium, is recorded on the accrual basis. Discounts or premiums on securities purchased are accreted or amortized, respectively, on a straight line basis over the life of the respective securities. Distributions to shareholders are recorded on the ex-dividend dates.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value, depending on the maturity of the repurchase agreement, is equal to at least 100.5% of the repurchase price.

                               B. Related Parties

Effective December 31, 1997, Scudder, Stevens & Clark, Inc. ("Scudder") and The Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, formed a new global investment organization by combining Scudder's business with that of Zurich's subsidiary, Zurich Kemper Investments, Inc. As a result of the transaction, Scudder changed its name to Scudder Kemper Investments, Inc. ("Scudder Kemper" or the "Adviser"). The transaction between Scudder and Zurich resulted in the termination of the Company's Investment Management Agreement with Scudder. However, a new Investment Management Agreement (the "Management Agreement") between the Company and Scudder Kemper was approved by the Company's Board of Directors and by the Company's Shareholders. The Management Agreement, which is effective December 31, 1997, is the same in all material respects as the corresponding previous Investment Management Agreement, except that Scudder Kemper is the new investment adviser to the Company.


                    16 - Scudder Premium Money Market Shares

The Company retains Scudder Kemper as investment manager for the Fund, pursuant to investment advisory agreements between Scudder Kemper and the Company on behalf of the Fund. For the period January 1, 1997 until July 7, 1997 the Adviser received an investment management fee at an annual rate of 0.40% for the first $1.5 billion of average daily net assets and 0.35% of such assets in excess of $1.5 billion. Through July 7, 1997 the Adviser agreed to waive a portion of its investment management fee to the extent necessary so that annualized expenses of the Fund do not exceed 0.55% of average daily net assets. Effective July 7, 1997 the Adviser receives an investment management fee at an annual rate of 0.25% of average daily net assets for the Fund. For the period July 7, 1997 to December 31, 1997 the Adviser has agreed to waive a portion of its investment management fee to the extent necessary so that the total annualized expenses of the Fund do not exceed 0.20%.

For the year ended December 31, 1997, the Adviser did not impose fees of $374,936 and did impose fees of $1,301,440, of which $123,101 remains unpaid.

Scudder Service Corporation ("SSC"), a subsidiary of the Adviser, is the transfer, dividend-paying and shareholder service agent for the Funds. Each class of the Fund has entered into a Transfer Agency and Service Agreement with SSC. SSC receives account fees that vary according to the account size and type of account of the shareholders of the respective classes. For the year ended December 31, 1997 the following amounts were charged:

      Premium Class                                            $   60,124
      Managed Class                                               192,796
      Institutional Class                                          23,214
                                                               -----------
                                                               $  276,134
                                                               ===========

The Fund has special arrangements with certain banks, institutions and other persons under which it receives compensation from the Fund and the Adviser for performing shareholder servicing functions for their customers who own shares in the Fund. Effective July 7, 1997, the Adviser has agreed to reimburse the Fund for amounts payable by the Scudder Managed Class Shares, such that the fees in basis points paid by the class will be no greater than the total transfer agent fee payable to SSC. For the period July 7, 1997 to December 31, 1997, the Adviser's reimbursement payable aggregated $84,364.

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records for the Fund. For the year ended December 31, 1997, the amount charged to the Fund by SFAC aggregated $109,482, of which $12,144 remains unpaid at December 31, 1997.

The Company has a compensation arrangement under which payment of directors' fees may be deferred. Interest is accrued (based on the rate of return earned on the 90 day Treasury Bill as determined at the beginning of each calendar quarter) on the deferred balances and is included in "Directors' fees and expenses." The accumulated balance of deferred directors' fees and interest thereon relating to the Fund aggregated $81,892, an applicable portion of which is included in accrued expenses of the Fund.


                    17 - Scudder Premium Money Market Shares

Other. Printing and postage expenses related to preparing and distributing material such as shareholder reports, prospectuses and proxy materials to current shareholders are charged to each class based on number of shareholder accounts. For the year ended December 31, 1997, the following amounts were paid:

      Premium Class                                            $   14,880
      Managed Class                                                26,866
      Institutional Class                                           7,749
                                                               ----------
                                                               $   49,495
                                                               ==========

    The accompanying notes are an integral part of the financial statements.


                    18 - Scudder Premium Money Market Shares

                        Report of Independent Accountants

To the Board of Directors and Shareholders of Scudder Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Money Market Series (a portfolio of Scudder Fund, Inc., hereafter referred to as the "Fund") at December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for the two years in the period then ended and the financial highlights for the ten years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
Boston, Massachusetts
February 23, 1998


                    19 - Scudder Premium Money Market Shares

                                 Tax Information

The total amount of dividends declared in 1997 by the Scudder Money Market Series is taxable as ordinary dividend income for Federal income tax purposes. None of this amount qualifies for the dividends received deduction available to corporations.


                    20 - Scudder Premium Money Market Shares

                           Stockholder Meeting Results

A Special Meeting of Stockholders (the "Meeting") of Scudder Premium Money Market Shares (the "Fund") was held on October 23, 1997, at the offices of Scudder Kemper Investments, Inc. (formerly Scudder, Stevens & Clark, Inc.), 25th Floor, 345 Park Avenue (at 51st Street), New York, New York 10154. The following matters were voted upon by the stockholders (the resulting votes for each matter are presented below).

1. To approve the new Investment Management Agreement between the Fund and Scudder Kemper Investments, Inc.

                                Number of Votes:
                                ----------------

         For            Against           Abstain        Broker Non-Votes*
         ---            -------           -------        -----------------

      37,425,237       1,936,064         9,241,258               0

2.    To elect Directors.

                                                 Number of Votes:
                                                 ----------------

              Director                    For                      Withheld
              --------                    ---                      --------

 Dr. Rosita P. Chang                   46,130,269                 2,472,290

 Edgar R. Fiedler                      46,218,567                 2,383,992

 Peter B. Freeman                      46,218,567                 2,383,992

 Dr. J. D. Hammond                     46,245,038                 2,357,521

 Richard M. Hunt                       46,245,038                 2,357,521

3. To approve the Board's discretionary authority to convert the Fund to a master/feeder fund structure through a sale or transfer of assets or otherwise.

                                               Number of Votes:
                                               ----------------

         For            Against           Abstain        Broker Non-Votes*
         ---            -------           -------        -----------------

      42,396,228       3,053,622         3,152,708               0

                    21 - Scudder Premium Money Market Shares

4. To approve the revision of certain fundamental investment policies.


                                                                            Number of Votes:
                                                                            ----------------

              Fundamental Policies                     For            Against           Abstain       Broker Non-Votes*
              --------------------                     ---            -------           -------       -----------------

       4.1  Diversification                        36,630,374        2,004,194         9,967,991              0

       4.2  Borrowing                              36,285,774        2,004,194        10,312,591              0

       4.3  Senior securities                      36,630,374        2,004,194         9,967,991              0

       4.4  Concentration                          36,630,374        2,004,194         9,967,991              0

       4.5  Underwriting of securities             36,630,374        2,004,194         9,967,991              0

       4.6  Investment in real estate              36,630,374        2,004,194         9,967,991              0

       4.7  Purchase of physical commodities       36,630,374        2,004,194         9,967,991              0

       4.8  Loans                                  36,630,374        2,004,194         9,967,991              0

       4.9  Equity or convertible securities       36,630,374        2,004,194         9,967,991              0

       4.10 Exercising control or management       36,630,374        2,004,194         9,967,991              0

       4.11 Restricted securities                  36,630,374        2,004,194         9,967,991              0

       4.12 10% of total assets in illiquid        36,630,374        2,004,194         9,967,991              0
            securities

       4.13 Purchase on margin or short sales      36,630,374        2,004,194         9,967,991              0

       4.14 Puts, calls, warrants, or options      36,630,374        2,004,194         9,967,991              0

       4.15 Pledging or mortgaging assets          36,630,374        2,004,194         9,967,991              0

5. To ratify the selection of Price Waterhouse LLP as the Fund's independent accountants.


                                 Number of Votes:
                                 ----------------

            For                       Against                    Abstain
            ---                       -------                    -------

         46,315,780                   617,772                   1,669,007

* Broker non-votes are proxies received by the Fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

                    22 - Scudder Premium Money Market Shares

                                    This Page
                                  intentionally
                                   left blank.




                    23 - Scudder Premium Money Market Shares

                             Officers and Directors

Dr. Rosita P. Chang
Director; Professor of Finance,
University of Rhode Island

Edgar R. Fiedler
Director; Senior Fellow and
Economic Counsellor, The
Conference Board, Inc.

Peter B. Freeman
Director; Corporate Director and
Trustee

Dr. J. D. Hammond
Director; Dean, Smeal College of
Business Administration,
Pennsylvania State University

Richard M. Hunt
Director; University Marshal
and Senior Lecturer, Harvard
University

Daniel Pierce*
President

K. Sue Cote*
Vice President

Jerard K. Hartman*
Vice President

Thomas W. Joseph*
Vice President and Assistant
Secretary

Thomas F. McDonough*
Vice President and Secretary

Kathryn L. Quirk*
Vice President

David B. Wines*
Vice President


                        *Scudder Kemper Investments, Inc.

                    24 - Scudder Premium Money Market Shares

                        Investment Products and Services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------
Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series --
     Premium Shares*
     Managed Shares*
  Scudder Government Money Market Series --
     Managed Shares*

Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder Tax Free Money Market Series--
     Managed Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund

U.S. Growth
-----------
  Value
    Scudder Large Company Value Fund
    Scudder Value Fund
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Growth
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Growth and Income Fund
    Scudder International Fund
    Scudder Global Discovery Fund
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Retirement Programs
-------------------
  Traditional IRA
  Roth IRA
  SEP IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan**+++ +++
    (a variable annuity)

Education Accounts
------------------
  Education IRA
  UGMA/UTMA

Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder Global High Income Fund, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.

     For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various other stock exchanges.

                    25 - Scudder Premium Money Market Shares

                                Scudder Solutions


Convenient ways to invest, quickly and reliably:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Investment Plan                                    QuickBuy

          A convenient investment program in which money is            Lets you purchase Scudder fund shares
          electronically debited from your bank account monthly to     electronically, avoiding potential mailing delays;
          regularly purchase fund shares and "dollar cost average"     money for each of your transactions is
          -- buy more shares when the fund's price is lower and        electronically debited from a previously designated bank
          fewer when it's higher, which can reduce your average        account.
          purchase price over time.

          Automatic Dividend Transfer                                  Payroll Deduction and Direct Deposit

          The most timely, reliable, and convenient way to             Have all or part of your paycheck -- even government
          purchase shares -- use distributions from one Scudder        checks -- invested in up to four Scudder funds at
          fund to purchase shares in another, automatically            one time.
          (accounts with identical registrations or the same
          social security or tax identification number).

          Dollar cost averaging involves continuous investment in securities regardless of price fluctuations and does not assure a profit or protect against loss in declining markets.
          Investors should consider their ability to continue such a plan through periods of low price levels.

Around-the-clock electronic account service and information, including some transactions:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Automated Information Line: SAIL(TM) --              Scudder's Web Site -- http://funds.scudder.com
          1-800-343-2890
                                                                       Scudder Electronic Account Services: Offering
          Personalized account information, the ability to             account information and transactions, interactive
          exchange or redeem shares, and information on other          worksheets, prospectuses and applications for all
          Scudder funds and services via touchtone telephone.          Scudder funds, plus your current asset allocation,
                                                                       whenever you need them. Scudder's Site also
                                                                       provides news about Scudder funds, retirement
                                                                       planning information, and more.

Retirees and those who depend on investment proceeds for living expenses can enjoy these convenient, timely, and reliable automated withdrawal programs:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Withdrawal Plan                                    QuickSell

          You designate the bank account, determine the schedule       Provides speedy access to your money by
          (as frequently as once a month) and amount of the            electronically crediting your redemption proceeds
          redemptions, and Scudder does the rest.                      to the bank account you previously designated.

          DistributionsDirect

          Automatically deposits your fund distributions into the bank account you designate within three business days after each distribution is paid.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------

                    26 - Scudder Premium Money Market Shares


Mutual Funds and More -- Brokerage and Guidance Services:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Brokerage Services                             Scudder Portfolio Builder

          Offers you access to a world of investments,           A free service designed to help suggest ways investors like
          including stocks, corporate bonds, Treasuries, plus    you can diversify your portfolio among domestic and global,
          over 6,000 mutual funds from at least 150 mutual       as well as equity, fixed-income, and money market funds,
          fund companies. And Scudder Fund Folio(SM) provides    using Scudder funds.
          investors with access to a marketplace of more than
          500 no-load funds from well-known companies--with no   Personal Counsel from Scudder(SM)
          transaction fees or commissions. Scudder
          shareholders can take advantage of a Scudder           Developed for investors who prefer the benefits of no-load
          Brokerage account already reserved for them, with      Scudder funds but want ongoing professional assistance in
          no minimum investment. For information about           managing a portfolio. Personal Counsel(SM) is a highly
          Scudder Brokerage Services, call 1-800-700-0820.       customized, fee-based asset management service for
                                                                 individuals investing $100,000 or more.


          Fund Folio funds held less than six months will be charged a fee for redemptions. You can buy shares directly from the fund itself or its principal underwriter or distributor without paying this fee. Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061.
          Member SIPC.

          Personal Counsel From Scudder(SM) and Personal Counsel(SM) are service marks of and represent a program offered by Scudder Investor Services, Inc., Adviser.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------
Additional Information on How to Contact Scudder:
------------------------------------------------------------------------------------------------------------------------------
          For existing account services and transactions         Please address all written correspondence to
          Scudder Investor Relations -- 1-800-225-5163           The Scudder Funds
                                                                 P.O. Box 2291
          For establishing 401(k) and 403(b) plans               Boston, Massachusetts
          Scudder Defined Contribution Services --               02107-2291
          1-800-323-6105
                                                                 Or Stop by a Scudder Investor Center

          For information about The Scudder Funds, including     Many shareholders enjoy the personal, one-on-one service of
          additional applications and prospectuses, or for       the Scudder Investor Centers. Check for an Investor Center near
          answers to investment questions                        you -- they can be found in the following cities:
          Scudder Investor Relations -- 1-800-225-2470           Boca Raton            Chicago             San Francisco
                   Investor.Relations@scudder.com                Boston                New York


                    27 - Scudder Premium Money Market Shares

About the Fund's Adviser

Scudder Kemper Investments, Inc., is one of the largest and most experienced investment management oganizations worldwide, managing more than $200 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, insurance companies, and private family and individual accounts. It is one of the ten largest mutual fund companies in the U.S.

Scudder Kemper Investments has a rich heritage of innovation, integrity, and client-focused service. In 1997, Scudder, Stevens & Clark, Inc., founded 79 years ago as one of the nation's first investment counsel organizations, joined the Zurich Group. As a result, Zurich's subsidiary, Zurich Kemper Investments, Inc., with 50 years of mutual fund and investment management experience, was combined with Scudder. Headquartered in New York, Scudder Kemper Investments offers a full range of investment counsel and asset management capabilities, based on a combination of proprietary research and disciplined, long-term investment strategies. With its global investment resources and perspective, the firm seeks opportunities in markets throughout the world to meet the needs of investors.

Scudder Kemper Investments, Inc., the global asset management firm, is a member of the Zurich Group. The Zurich Group is an internationally recognized leader in financial services, including property/casualty and life insurance, reinsurance, and asset management.

Premium Money Market Shares are not insured or guaranteed by the U.S. Government. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there can be no assurance that the stable net asset value will be maintained.

This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

SCUDDER

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